Intangible Assets - Schedule of Intangible assets (Detail)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Finite-lived intangible asset:
Software	¥ 9,440,222	$ 1,368,704	¥ 5,796,893
Less: Accumulated amortization	(4,213,847)	(610,950)	(2,956,852)
Total finite-lived intangible asset	5,226,375	757,754	2,840,041
Indefinite-lived intangible asset:
License	43,091,503	6,247,680	43,091,503
Total infinite-lived intangible asset	43,091,503	6,247,680	43,091,503
Total	¥ 48,317,878	$ 7,005,434	¥ 45,931,544